Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash		$ 822	$ 9,262
Total current assets		822	9,262
Non-current assets
Total assets		822	9,262
Current liabilities
Accounts payable and accrued liabilities		22,387	17,449
Due to related parties		810	852
Loans payable		59,868	19,519
Total current liabilities		83,065	37,820
Non-current liabilities
Total liabilities		$ 83,065	$ 37,820
COMMITMENTS AND CONTINGENCIES
Capital Stock:
Preferred stock, Value
Common stock, Value		$ 564	$ 564
Additional paid-in capital		45,086	45,086
Accumulated deficit		(127,893)	(74,208)
Total stockholders' deficit		(82,243)	(28,558)
Total liabilities and deficit		$ 822	9,262
Series A Preferred Stock
Capital Stock:
Total stockholders' deficit	$ 27
Series B Preferred Stock
Capital Stock:
Total stockholders' deficit	10
Unaudited Interim [Member]
Current assets
Cash	99,898	$ 8,602	$ (190)
Accounts receivable (net of allowance of $nil (2014 - $nil))	4,389	2,389
Inventory	10,721	13,410
Prepaid expenses and other receivables	34,777	21,868
Total current assets	149,785	46,269
Non-current assets
Equipment	26,422	14,284
Intangible assets	64,541	70,074
Total non-current assets	90,963	84,358
Total assets	240,748	130,627
Current liabilities
Accounts payable and accrued liabilities	305,371	125,898
Other taxes payable	1,374	7,191
Current portion of deferred revenue	8,243	9,482
Due to related parties	192,221	$ 106,406
Loans payable	273,068
Total current liabilities	780,277	$ 248,977
Non-current liabilities
Deferred revenue	13,051	22,125
Total non-current liabilities	13,051	22,125
Total liabilities	793,328	271,102
Capital Stock:
Common stock, Value	674	$ 798,586
Additional paid-in capital	1,211,241
Accumulated other comprehensive income	36,633	$ 17,807
Accumulated deficit	(1,770,056)	(956,868)
Axiom Corporation Ltd. Stockholders' equity	(521,471)	$ (140,475)
Non-controlling interest	(31,109)
Total stockholders' deficit	(552,580)	$ (140,475)
Total liabilities and deficit	240,748	$ 130,627
Unaudited Interim [Member] | Series A Preferred Stock
Capital Stock:
Preferred stock, Value	27
Total stockholders' deficit	27
Unaudited Interim [Member] | Series B Preferred Stock
Capital Stock:
Preferred stock, Value	10
Total stockholders' deficit	$ 10